Trade Receivables, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Open accounts	[1]	$ 6,279	$ 3,165
Credit cards		158	74
Less-allowance for doubtful accounts		(930)	(335)
Trade receivables, net		$ 5,507	$ 2,904

[1]	Trade receivables generally have 90 day credit terms. Certain customers payments are made through monthly credit card transactions.